Note 13 - Voyage and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Voyage expenses	$ 1,055,408	$ 1,261,088	$ 1,564,489
Vessel operating expenses	23,983,282	19,986,170	15,019,342
Port Charges and Canal Dues [Member]
Voyage expenses	251,197	384,893	1,156,511
Bunkers [Member]
Voyage expenses	804,211	876,195	407,978
Crew Wages and Related Costs [Member]
Vessel operating expenses	13,111,682	11,020,924	8,771,386
Insurance [Member]
Vessel operating expenses	1,844,088	1,537,539	1,261,976
Repairs and Maintenance [Member]
Vessel operating expenses	1,110,995	1,043,632	643,788
Lubricants [Member]
Vessel operating expenses	2,029,230	1,665,849	1,169,412
Spares and Consumable Stores [Member]
Vessel operating expenses	4,758,290	3,445,422	2,391,420
Professional and Legal Fees [Member]
Vessel operating expenses	259,311	252,156	10,037
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 869,686	$ 1,020,648	$ 771,323